Issued capital	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Issued capital [Text Block]
13)	Issued capital

a) Authorized

Unlimited common shares without par value.

b) Issued

	Year ended December 31, 2025		Year ended December 31, 2024
	Number of Shares	Cost	Number of Shares	Cost
Balance, beginning of the year	64,112	$412,988	64,051	$412,295
Exercise of restricted share units (note 14)	381	204	61	693
Share issuance	19,180	10,092	-	-
Balance, end of the year	83,673	$423,284	64,112	$412,988

During the year ended December 31, 2025, the Company issued 19,180 shares in a private placement, at $0.53 per share, for gross proceeds of $10,092.

On October 22, 2025, the Company sold: (i) 14,262 warrants (“October 2025 Warrants”) to purchase up to 14,262 common shares, which have an exercise price of $1.22 per share, and became exercisable immediately upon issuance with a term of five (5) years from the date of issuance; and (ii) to Arias Resource Capital Fund III L.P., an affiliate of the Company’s largest shareholder, 4,918 common shares and warrants (“Backstop Warrants”) to purchase up to 4,918 common shares. The Backstop Warrants have substantially the same terms as the October 2025 Warrants described above, with certain exceptions. See note 14.